Invested assets and net new money (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Invested Assets And Net New Money [Line Items]
Disclosure of invested assets and net new money [text block]
Invested assets and net new money
	As of or for the year ended
USD billion	31.12.19	31.12.18
Fund assets managed by UBS	358	342
Discretionary assets	1,209	999
Other invested assets	2,040	1,760
Total invested assets[1]	3,607	3,101
of which: double counts	248	213
Net new money[1]	51	59
1 Includes double counts.

Development of invested assets
Development of invested assets
USD billion	2019	2018
Total invested assets at the beginning of the year[1]	3,101	3,262
Net new money	51	59
Market movements[2]	444	(180)
Foreign currency translation	6	(35)
Other effects	5	(5)
of which: acquisitions / (divestments)	(1)	7
Total invested assets at the end of the year[1]	3,607	3,101
1 Includes double counts. 2 Includes interest and dividend income.

UBS AG
Disclosure Of Invested Assets And Net New Money [Line Items]
Disclosure of invested assets and net new money [text block]
Invested assets and net new money
	As of or for the year ended
USD billion	31.12.19	31.12.18
Fund assets managed by UBS	358	342
Discretionary assets	1,209	999
Other invested assets	2,040	1,760
Total invested assets[1]	3,607	3,101
of which: double counts	248	213
Net new money[1]	51	59
1 Includes double counts.

Development of invested assets
Development of invested assets
USD billion	2019	2018
Total invested assets at the beginning of the year[1]	3,101	3,262
Net new money	51	59
Market movements[2]	444	(180)
Foreign currency translation	6	(35)
Other effects	5	(5)
of which: acquisitions / (divestments)	(1)	7
Total invested assets at the end of the year[1]	3,607	3,101
1 Includes double counts. 2 Includes interest and dividend income.